Share-Based Compensation - Stock option activity (Details) - TOI Parent Inc. - Stock options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Balance at the beginning	14,860.00	9,965.00
Granted	2,023	7,170.00	13,945.00
Exercise of common share options (in shares)		(100.00)
Forfeited	(1,215)	(2,175.00)	(3,980.00)
Balance at the end	15,668	14,860.00	9,965.00
Vested options exercisable at the end	2,578	1,270.00	318.75
Weighted average exercise price
Balance at the beginning (in dollars per share)	$ 497.95	$ 496.10
Granted (in dollars per share)	630.00	499.94	$ 496.10
Exercised (in dollars per share)		496.10
Forfeited (in dollars per share)	504.38	496.10	496.10
Balance at the end (in dollars per share)	514.50	497.95	496.10
Vested options exercisable at the end (in dollars per share)	$ 497.03	$ 496.10	$ 496.10
Weighted average remaining contractual term and aggregate intrinsic value
Balance at the end (in years)	8 years 3 months 21 days	8 years 11 months 8 days	9 years 4 months 20 days
Vested options exercisable at the end (in years)	6 years 10 months 9 days	8 years 3 months	8 years 8 months 12 days